Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Current tax	$ 11,119	$ 0
Deferred tax	0	0	$ 0
Total provision for income taxes	$ 11,119	$ 0
PRC statutory rates		20.00%	20.00%
VAT and other tax payable		$ 51,592	$ 8,901
Total		$ 51,592	$ 8,901